Reserves (Narrative) (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
IFRSs 9 [member] | Barclays Bank Group [member]
Disclosure of reserves within equity [line items]
Fair value previously recognised in the available for sale reserve are now recorded in fair value through other comprehensive income	£ 260